COVER LETTER

April 28, 2023

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

RE:        MML Series Investment Fund II (the “Trust”)

(1933 Act File No. 333-122804; 1940 Act File No. 811-21714)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the Trust do not differ from those contained in Post-Effective Amendment No. 54 to the Trust’s Registration Statement on Form N-1A which was filed electronically on April 28, 2023.

Please address any questions or comments to the undersigned at (413) 744-0770.

Very truly yours,

/s/Jill Nareau Robert

Jill Nareau Robert

Lead Counsel, Investment Adviser & Mutual Funds, Massachusetts Mutual Life Insurance Company

Vice President and Assistant Secretary, MML Series Investment Fund II